BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) $ in Millions		12 Months Ended
	Jan. 01, 2018 COP ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of voluntary change in accounting policy [line items]
Closing foreign exchange rate		2,984.00	3,000.71	3,149.47
Deferred tax expense (income)	$ 354,367
IFRS 9 [Member]
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in fair value measurement, entity's own equity instruments	806,679
IFRS 9 [Member] | Impairment loss expected [Member]
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in fair value measurement, entity's own equity instruments	1,212,968
IFRS 9 [Member] | Classification and measurement other than impairment [Member]
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in fair value measurement, entity's own equity instruments	603
Deferred tax expense (income)	181
Increase decrease in fair value measurement entitys own equity instruments after tax effect	422
IFRS 9 [Member] | Cost exception for unquoted equity [Member]
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in fair value measurement, entity's own equity instruments	65,123
Deferred tax expense (income)	13,623
Increase decrease in fair value measurement entitys own equity instruments after tax effect	51,500
IFRS 9 [Member] | Deferred tax effect [Member]
Disclosure of voluntary change in accounting policy [line items]
Increase (decrease) in fair value measurement, entity's own equity instruments	$ 340,563
Bottom of range [member]
Disclosure of voluntary change in accounting policy [line items]
Proportion of ownership interest in associate		20.00%
Rubber [Member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment		35 Years
African oil palm [Member]
Disclosure of voluntary change in accounting policy [line items]
Useful lives or depreciation rates, property, plant and equipment			25 Years